Share-Based Compensation - Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding (Detail) - Sharesave Schemes [member] - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option outstanding, Weighted average exercise price	£ 3.12	£ 3.08	£ 3.53	£ 4.19
2 to 3 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	3 years	4 years
Option outstanding, Weighted average exercise price	£ 2.75	£ 2.75
3 to 4 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	1 year	3 years
Option outstanding, Weighted average exercise price	£ 3.17	£ 3.28
4 to 5 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	3 years	2 years
Option outstanding, Weighted average exercise price	£ 4.21	£ 4.82